Schedule of investments
Delaware Ivy Large Cap Growth Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.60%♦
Communication Services — 8.19%
Alphabet Class A †	2,474,490	$ 296,196,453
Alphabet Class C †	416,721	50,410,739
Electronic Arts	984,651	127,709,235
		474,316,427
Consumer Discretionary — 12.92%
Amazon.com †	2,554,950	333,063,282
Booking Holdings †	27,027	72,981,819
Ferrari	408,121	132,725,030
Home Depot	113,350	35,211,044
LVMH Moet Hennessy Louis Vuitton ADR	500,239	94,465,133
NIKE Class B	721,612	79,644,317
		748,090,625
Consumer Staples — 2.67%
Coca-Cola	2,435,492	146,665,328
Estee Lauder Class A	39,247	7,707,326
		154,372,654
Financials — 10.86%
Intercontinental Exchange	1,344,498	152,035,834
S&P Global	348,030	139,521,747
Visa Class A	1,420,738	337,396,860
		628,954,441
Healthcare — 11.92%
Cooper	284,228	108,981,542
Danaher	651,604	156,384,960
Intuitive Surgical †	271,384	92,797,045
UnitedHealth Group	454,427	218,415,793
Veeva Systems Class A †	306,979	60,698,958
Zoetis	309,302	53,264,897
		690,543,195
Industrials — 8.57%
Broadridge Financial Solutions	616,798	102,160,253
Equifax	515,081	121,198,559
JB Hunt Transport Services	493,286	89,299,565
TransUnion	756,190	59,232,363
Union Pacific	122,003	24,964,254
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Verisk Analytics	228,952	$ 51,750,020
Waste Connections	334,801	47,853,107
		496,458,121
Information Technology — 40.66%
Adobe †	192,020	93,895,860
Apple	2,452,008	475,615,992
Autodesk †	297,150	60,799,861
Intuit	290,793	133,238,445
Microsoft	2,320,400	790,189,016
Motorola Solutions	695,433	203,956,590
NVIDIA	628,312	265,788,542
Salesforce †	407,197	86,024,438
VeriSign †	1,086,036	245,411,555
		2,354,920,299
Real Estate — 3.81%
CoStar Group †	2,475,621	220,330,269
		220,330,269
Total Common Stocks (cost $2,621,620,536)		5,767,986,031

Total Value of Securities—99.60% (cost $2,621,620,536)		5,767,986,031
Receivables and Other Assets Net of Liabilities—0.40%		23,382,802
Net Assets Applicable to 194,450,937 Shares Outstanding—100.00%		$5,791,368,833
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
NQ- IV067 [0623] 0823 (3050884)    1